Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment

11 Property, plant and equipment

						Other tangible
		E&P wells,		E&P exploration	E&P tangible	assets in
	Land and	plant and	Other plant	assets and	assets in	progress and
(€ million)	buildings	machinery	and machinery	appraisal	progress	advances	Total
2019
Net carrying amount - beginning of the year	1,274	42,856	3,901	1,267	9,195	1,809	60,302
Additions	12	144	223	508	6,170	992	8,049
Depreciation capitalized	—	—	—	14	202	—	216
Depreciation (*)	(60)	(6,435)	(537)	—	—	—	(7,032)
Reversals	44	65	69	—	65	139	382
Impairment	(47)	(659)	(500)	—	(669)	(537)	(2,412)
Write-off	—	—	(5)	(216)	(49)	—	(270)
Disposals	(1)	(3)	(1)	(22)	(80)	(6)	(113)
Currency translation differences	2	815	21	24	181	1	1,044
Initial recognition and changes in estimates	—	2,028	—	25	21	—	2,074
Transfers	42	7,568	597	(42)	(7,526)	(639)	—
Other changes	(48)	113	(136)	5	(98)	116	(48)
Net carrying amount - end of the year	1,218	46,492	3,632	1,563	7,412	1,875	62,192
Gross carrying amount - end of the year	4,067	144,789	28,191	1,563	11,406	2,799	192,815
Provisions for depreciation and impairments	2,849	98,297	24,559	—	3,994	924	130,623
2018
Net carrying amount - beginning of the year	1,313	45,782	3,877	1,371	9,469	1,346	63,158
Additions	18	432	173	330	6,947	878	8,778
Depreciation (*)	(65)	(6,012)	(529)	—	—	—	(6,606)
Reversal	41	299	86	—	—	—	426
Impairment	(61)	(477)	(73)	—	(548)	(117)	(1,276)
Write-off	—	(12)	(1)	(66)	(4)	(1)	(84)
Disposals	(2)	(400)	(9)	(32)	(198)	2	(639)
Currency translation differences	2	1,623	36	53	385	(1)	2,098
Changes in the scope of consolidation	1	(4,388)	32	(58)	(474)	10	(4,877)
Transfers	81	6,795	461	(294)	(6,501)	(542)
Other changes	(54)	(786)	(152)	(37)	119	234	(676)
Net carrying amount - end of the year	1,274	42,856	3,901	1,267	9,195	1,809	60,302
Gross carrying amount - end of the year	4,060	135,467	27,516	1,267	12,559	2,415	183,284
Provisions for depreciation and impairments	2,786	92,611	23,615	—	3,364	606	122,982

(*) Before capitalization of depreciation

Capital expenditures included capitalized finance expenses of €93 million (€52 million in 2018) related to the Exploration & Production segment for €71 million (€37 million in 2018). The interest rate used for capitalizing finance expense ranged from 2.6% to 2.8%  (2.3% to 2.4% at December 31, 2018).

Capital expenditures primarily related to the Exploration & Production segment for €6,889 million (€7,757 million in 2018) and included the consideration of €400 million paid for the acquisition of a proved and unproved mineral interest in an already participated producing field in the United States, an entry bonus in a property under development in Algeria and the residual entry bonus in a concession in the United Arab Emirates; therefore, part of those expenditures increased unproved mineral properties.

More information is reported in note 35 - Segment information and information by geographical area.

The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Buildings	2 – 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	3 – 17
Gas pipelines and compression stations	4 – 12
Power plants	4 – 5
Other plant and machinery	6 – 12
Industrial and commercial equipment	5 – 25
Other assets	10 – 20

The criteria adopted by Eni for determining impairment losses and reversal is reported in note 14 – Impairment review of tangible and intangible assets and right-of-use assets.

Foreign currency translation differences primarily related to subsidiaries which utilize the U.S. dollar as functional currency (€976 million).

Initial recognition and changes in estimates include the increase in the asset retirement cost of Exploration & Production tangible assets due to the decrease in the discount rate curve and new obligations recorded during the year.

Transfers from E&P tangible assets in progress to E&P UOP wells, plant and machinery related for €4,560 million to progress in the development of reserves primarily in Egypt, Mexico, Libya, Ghana and Angola.

Changes in exploration and appraisal activities related to: (i) the successful completion of exploration and appraisal activities at certain suspended exploration wells and their transfer to tangible assets for €46 million, primarily in Egypt and Angola; (ii) write-off of unsuccessful exploration wells costs for €183 million mainly in Australia, Kazakhstan, Pakistan, China and United Kingdom.

Exploration and appraisal activities related for €1,246 million to costs of suspended exploration wells pending final determination and for €317 million to costs of exploration wells in progress at the end of the year. Changes relating to suspended wells are showed:

(€ million)	2019	2018	2017
Costs for exploratory wells suspended - beginning of the year	1,101	1,263	1,684
Increases for which is ongoing the determination of proved reserves	368	235	451
Amounts previously capitalized and expensed in the year	(183)	(61)	(217)
Reclassification to successful exploratory wells following the estimation of proved reserves	(46)	(297)	(278)
Disposals	(15)	(6)	(199)
Changes in the scope of consolidation	—	(58)	—
Reclassification to assets held for sale	—	(24)	—
Currency translation differences	21	49	(178)
Costs for exploratory wells suspended - end of the year	1,246	1,101	1,263

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2019		2018		2017
		(number of		(number of		(number of
		wells in Eni’s		wells in Eni’s		wells in Eni’s
	(€ million)	interest)	(€ million)	interest)	(€ million)	interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	185	7.7	111	7.0	222	8.0
- between 1 and 3 years	171	6.4	87	2.9	241	3.9
- beyond 3 years	890	26.4	903	24.2	800	21.4
	1,246	40.5	1,101	34.1	1,263	33.3
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	185	7.7	111	7.0	148	5.9
- fields for which the delineation campaign is in progress	556	11.3	217	4.7	261	4.7
- fields including commercial discoveries that proceeds to sanctioning	505	21.5	773	22.4	854	22.7
	1,246	40.5	1,101	34.1	1,263	33.3

Suspended wells costs awaiting a final investment decision amounted to  €505 million and included a significant amount relating to the exploration costs incurred for the Mamba discovery in Mozambique’s offshore Area 4,  for which the venture partners are completing the activities for sanctioning the project. The other suspended costs refer to initiatives ongoing in the main countries of presence (Nigeria, Angola, Congo and Egypt), none of which, however, represents an individually significant amount.

Unproved mineral interests include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties. Unproved mineral interests were as follows:

							United Arab
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	Emirates	Total
2019
Book amount at the beginning of the year	769	921	77	103	77	29	502	2,478
Additions				97	135	1	23	256
Net (impairments) reversals	(533)		65	(27)				(495)
Reclassification to proved mineral interest			(4)	(14)	(99)	(12)		(129)
Currency translation differences	17	18	1	3	2	1	10	52
Book amount at the end of the year	253	939	139	162	115	19	535	2,162
2018
Book amount at the beginning of the year	1,162	825	192	99	105	7		2,390
Additions	26	56				23	487	592
Net (impairments) reversals	(429)		(76)					(505)
Reclassification to proved mineral interest	(32)		(44)		(32)	(2)		(110)
Other changes and currency translation differences	42	40	5	4	4	1	15	111
Book amount at the end of the year	769	921	77	103	77	29	502	2,478

Unproved mineral interests comprised a property denominated Oil Prospecting License 245 (OPL 245), offshore Nigeria, with a net book value of €874 million corresponding to the price paid in 2011 to the Nigerian Government to acquire a 50% interest in the property, together with the partner Shell which acquired the remaining 50%. As of December 31, 2019, the net book value of the property amounted to €1,184 million, including capitalized exploration and pre-development costs. The acquisition of OPL 245 is subject to judicial proceedings in Italy and in Nigeria for alleged corruption and money laundering in respect of the Resolution Agreement signed on April 29, 2011, relating to the purchase of the license by Eni and Shell. Those proceedings are disclosed in note 27 - Guarantees, Commitments and Risks. The impairment test of the asset confirmed the book value also considering a stress test assuming possible delays in the start of development activities.

Accumulated provisions for impairments amounted to €18,226 million (€16,471 million at December 31, 2018).

Property, plant and equipment include assets subject to leases for €241 million.

At December 31, 2019, Eni pledged property, plant and equipment for €24 million to guarantee payments of excise duties (same amount as of December 31, 2018).

Government grants recorded as a decrease of property, plant and equipment amounted to €112 million (€125 million at December 31, 2018).

Contractual commitments related to the purchase of property, plant and equipment are disclosed in note 27 - Guarantees, commitments and risks - Liquidity risk.

Property, plant and equipment under concession arrangements are described in note 27 — Guarantees, commitments and risks - Assets under concession arrangements.